Loans and Borrowings (Details) - Schedule of changes in the convertible notes - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Changes In the Convertible Notes [Abstract]
At January 1	$ 13,805,436	$ 12,735,835
Additions – convertible notes		6,000,000
Changes in fair value (note 9)		453,331
Interest and transaction costs (note 9)	322,748	1,836,468
Conversion of convertible notes during the year	(7,738,184)	(7,220,198)
Repayment of convertible notes during the year	$ (6,390,000)
At December 31		$ 13,805,436